FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Guarantee liabilities	$ 57,331,674	$ 72,019,365
Convertible senior notes	1,831,612,124	728,215,869
Derivative liability interest rate swap		61,271,965
Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	183,146,199	52,281,183
Liabilities:
Guarantee liabilities	4,970,902	3,856,561
Foreign exchange option
Liabilities:
Derivative liability interest rate swap	12,923,817
Call Option [Member]
Assets:
Derivative assets	756,929,181	294,177,634
Level 3
Liabilities:
Guarantee liabilities	57,331,674	72,019,365
Convertible senior notes	1,831,612,124	728,215,869
Derivative liability interest rate swap		61,271,965
Level 3 | Foreign exchange option
Liabilities:
Derivative liability interest rate swap	12,923,817
Level 3 | Call Option [Member]
Assets:
Derivative assets	756,929,181	294,177,634
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Guarantee liabilities		0
Convertible senior notes		0
Derivative liability interest rate swap		0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		0
Liabilities:
Guarantee liabilities		0
Fair Value, Inputs, Level 1 [Member] | Call Option [Member]
Assets:
Derivative assets		0
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	183,146,199	52,281,183
Liabilities:
Guarantee liabilities	$ 4,970,902	$ 3,856,561